Revenues	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Revenues

Note 4 - Revenues

The following table presents the Group’s revenues disaggregated by service lines for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025	2025
	SGD	SGD	SGD	USD
Operating revenues
- Brokerage services
Independent Third Parties	2,806,930	3,904,853	2,633,613	2,048,069
Related Parties	11,000	2,100	-	-
	2,817,930	3,906,953	2,633,613	2,048,069
- Property Management
Independent Third Parties	846,726	4,182,808	5,985,890	4,655,020

- Emerging and other services
Independent Third Parties	828,509	2,791,254	3,298,455	2,565,094
Related Parties	511,328	5,020	-	-
	1,339,837	2,796,274	3,298,455	2,565,094
- Digital Marketing Services
Independent Third Parties	-	-	323,525	251,594

Total operating revenues	5,004,493	10,886,035	12,241,483	9,519,777

The Group elected to utilize practical expedients to exclude from this disclosure the remaining performance obligations that have an original expected duration of one year or less.